STI CLASSIC FUNDS
Supplement dated February 7, 2007, to the
High Income Fund
Intermediate Bond Fund
Investment Grade Bond Fund
Limited Duration Fund
Limited-Term Federal Mortgage Securities Fund
Seix High Yield Fund
Strategic Income Fund
Total Return Bond Fund
U.S. Government Securities Fund
Prospectuses (A, C and I Shares)
dated August 1, 2006
Effective immediately a number of changes are taking place in the portfolio management structure of the STI Classic Bond Funds. The changes are as follows:

Fund Name	Current Portfolio Managers	New Portfolio Manager Listing
Intermediate Bond Fund	John Talty and Perry Troisi	Perry Troisi and Adrien Webb
Limited Duration Fund	Joseph Calabrese and John Talty	Perry Troisi
Total Return Bond Fund	John Talty and Perry Troisi	Perry Troisi and Adrien Webb
High Income Fund	George Goudelias, Michael McEachern, and Brian Nold	Michael McEachern and Brian Nold
Investment Grade Bond Fund	Perry Troisi and John Talty	Perry Troisi and Adrien Webb
Limited-Term Federal Mortgage Securities Fund	Joseph Calabrese and John Talty	Perry Troisi
Seix High Yield Fund	George Goudelias and Michael McEachern	Michael McEachern, Brian Nold and Mike Kirkpatrick
Strategic Income Fund	Michael McEachern and Adrien Webb	Michael McEachern, Adrien Webb and Brian Nold
U.S. Government Securities Fund	Joseph Calabrese and John Talty	Perry Troisi

The “Portfolio Managers” section in each Prospectus is revised as follows:
Mr. Michael Kirpatrick, has served as a Senior High Yield Analyst since joining Trusco in May of 2004. He has co-managed the Seix High Yield Fund since February 2007. Prior to joining Trusco he served a Senior High Yield Analyst at Seix Investment Advisors, Inc. from June 2002 to May 2004. From April 2001 through June 2002 he was a Senior High Yield Research Analyst at Oppenheimer Funds, Inc. He has 16 years of investment experience.

Mr. Michael McEachern, CFA, has served as Managing Director since joining Trusco in May 2004. He has co-managed the High Income Fund and the Strategic Income Fund since July 2004. He also has co-managed the Seix Floating Rate High Income Fund and the Seix High Yield Fund since their inception after serving as the portfolio manager of the Seix High Yield Fund’s predecessor fund. Prior to joining Trusco, Mr. McEachern served as Senior Portfolio Manager of Seix Investment Advisors, Inc. from June 1997 to May 2004. He has more than 21 years of investment experience.
Mr. Brian Nold has served as a Senior High Yield Analyst since joining Trusco in May 2004. He has co-managed the High Income Fund since August 2006 and the Strategic Income Fund since February 2007. Prior to joining Trusco, Mr. Nold served as a Senior High Yield Analyst at Seix Investment Advisors, Inc. from March 2003 to May 2004 and as a High Yield Research Analyst at Morgan Stanley from May 2000 through February 2003. He has more than 6 years of investment experience.
Mr. Perry Troisi has served as Managing Director since joining Trusco in May 2004. He has managed the U.S. Government Securities Fund since February 2007. He has co-managed the Investment Grade Bond Fund since July 2004; the Limited Duration Fund and Limited-Term Federal Mortgage Securities Fund since February 2007. He has also co-managed the Total Return Bond Fund and the Intermediate Bond Fund since their inception, after serving as Portfolio Manager for each Fund’s predecessor Fund, the Seix Core Bond Fund and Seix Intermediate Bond Fund, respectively. Prior to joining Trusco, Mr. Troisi served as Senior Portfolio Manager of Seix Investment Advisors, Inc. from November 1999 to May 2004. He has more than 20 years of investment experience.
Mr. Adrien Webb, CFA, has served as Managing Director since joining Trusco in May 2004. He has co-managed the Strategic Income Fund since October 2004 and the Intermediate Bond Fund, Investment Grade Bond Fund and Total Return Bond Fund since February 2007. Prior to joining Trusco, Mr. Webb served as Senior Portfolio Manager of Seix Investment Advisors, Inc. from May 2000 to May 2004. He has more than 11 years of investment experience.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
SPIMMACIRS-0207